Segments - Non current assets by country (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Countries	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 71,213	$ 78,919
Minimum [member]
Disclosure of geographical areas [line items]
Number of countries with operating units | Countries	30
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 40,564	$ 44,311
Percentage of entity's revenue	81.00%	80.00%	75.00%
USA [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 12,323	$ 13,383
Percentage of entity's revenue	13.00%	14.00%	18.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 8,751	$ 8,359
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	2,096	4,491
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets	1,654	1,708
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets	1,403	1,584
Russia [member]
Disclosure of geographical areas [line items]
Non-current assets	1,235	973
Denmark [member]
Disclosure of geographical areas [line items]
Non-current assets	536	953
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets	708	808
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets	948	883
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 996	$ 1,465